CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 66,918	$ (60,808)	$ 527,386
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	552,272	470,634	368,394
Amortization of deferred financing costs	48,345	38,511	28,055
Interest accretion on capital lease obligations	9,449	16,137	19,756
Interest income on restricted cash	(139)	(4,776)	(9,050)
Net (gain) loss on disposal of property and equipment	(8,509)	474	4,550
Impairment loss recognized on property and equipment	3,245	0	4,146
Allowance for doubtful debts and direct write-off, net of recoveries	67,838	39,341	37,669
Provision for value-added tax receivables	5,459	30,254	0
Gain on disposal of assets held for sale	0	0	(22,072)
Loss on extinguishment of debt	17,435	481	0
Write-off of deferred financing costs on modification of debt	8,101	7,603	0
Share-based compensation	18,487	20,827	20,401
Changes in operating assets and liabilities:
Accounts receivable	(18,339)	(56,172)	(7,732)
Inventories and prepaid expenses and other	(5,878)	(12,099)	(9,913)
Long-term prepayments, deposits and other assets	(22,087)	(23,927)	(49,007)
Accounts payable and accrued expenses and other	448,339	9,228	(44,240)
Other long-term liabilities	(32,808)	46,318	26,271
Net cash provided by operating activities	1,158,128	522,026	894,614
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for capitalized construction costs	(368,616)	(1,043,334)	(977,182)
Placement of bank deposits with original maturities over three months	(260,197)	(1,034,173)	(110,616)
Payment for acquisition of property and equipment	(131,592)	(248,038)	(237,715)
Advance payments for construction costs	(31,586)	(19,739)	(107,587)
Deposits for acquisition of property and equipment	(4,212)	(28,840)	(99,443)
Payment for land use rights	(3,788)	(31,678)	(50,541)
Payment for entertainment production costs and security deposit	(33)	(4,489)	(1,346)
Proceeds from sale of property and equipment	28,906	295	1,117
Changes in restricted cash	277,629	1,495,644	(678,151)
Withdrawals of bank deposits with original maturities over three months	774,093	420,053	626,940
Escrow funds refundable to the Philippine Parties	0	24,643	0
Net proceeds from sale of assets held for sale	0	0	29,255
Net cash provided by (used in) investing activities	280,604	(469,656)	(1,605,269)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of shares for retirement	(803,171)	0	(300,495)
Dividends paid	(385,569)	(62,850)	(342,718)
Principal payments on long-term debt	(124,286)	(70,205)	(262,563)
Payment of deferred financing costs	(27,284)	(49,877)	(12,742)
Purchase of shares of a subsidiary	(2,614)	0	0
Principal payments on capital lease obligations	(47)	(146)	(228)
Proceeds from exercise of share options	3,254	5,092	736
Proceeds from long-term debt	0	148,298	1,632,514
Purchase of shares under trust arrangement for future vesting of restricted shares	0	0	(1,721)
Capital contribution from noncontrolling interests	0	0	92,000
Net proceeds from issuance of shares of a subsidiary	0	0	122,167
Net cash (used in) provided by financing activities	(1,339,717)	(29,688)	926,950
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	(7,731)	(9,311)	(397)
NET INCREASE IN CASH AND CASH EQUIVALENTS	91,284	13,371	215,898
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,611,026	1,597,655	1,381,757
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,702,310	1,611,026	1,597,655
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest, net of amounts capitalized	(209,697)	(106,984)	(95,118)
Cash paid for income taxes, net of refunds	(3,414)	(7,010)	(7,154)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in accrued expenses and other current liabilities and other long-term liabilities related to property and equipment	48,801	65,678	60,738
Change in amounts due to affiliated companies related to property and equipment	0	772	2,809
Change in accrued expenses and other current liabilities, other long-term liabilities and capital lease obligations related to construction costs	27,794	89,068	200,800
Deferred financing costs included in accrued expenses and other current liabilities	3,180	8,254	248
Consideration of sale of property and equipment offset by escrow funds refundable to the Philippine Parties	$ 24,644	$ 0	$ 0